Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value Assumptions for Stock Option at the Date of Grant
The following assumptions were used to calculate the fair value of our stock options:

	June 14, 2023	March 10, 2023
Volatility	42.0%	42.0%
Expected term (years)	7.0	5.9
Risk-free rate	4.0%	3.9%
Dividend yield	0.0%	0.0%

The following assumptions were used to calculate the fair value of our stock awards:

	November 11, 2022	March 11, 2022	October 19, 2021
Estimated volatility	40.0%	37.5%	28.0%
Expected term (years)	5.9	5.9	10.0
Risk-free rate	3.9%	2.0%	1.7%
Expected dividend yield	0.0%	0.0%	0.0%

Summary of Activity for RSUs
A summary of activity for RSUs is as follows (in thousands):

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	1,378	$12.86
Granted	1,787	9.92
Forfeited	(290)	11.24
Vested	(324)	12.86

Unvested at December 31, 2022	2,551	$10.99

Summary of Activity for Stock Option
A summary of activity for stock options is as follows (in thousands):

	Outstanding Options	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	4.1	$13.39
Granted	2.7	10.17
Forfeited	(0.6)	12.03
Expired	(0.1)	13.39

Outstanding at December 31, 2022	6.1	$12.09	9	$—

Vested and exercisable at December 31, 2022	1.0	$13.38	9	$—

Hoya Topco, LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Activity for Unit Awards
The following table summarizes the Hoya Topco Incentive Units, Class D Units, and Class E Units
fo
r the years ended December 31, 2022, 2021, and 2020:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2020	—	—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(10,000)	2.32	(60,400)	7.01	—	—

Balances at December 31, 2021	845,000	$2.32	1,987,840	$4.60	500,765	$25.46

Units granted	—	—	—	—	—	—
Units repurchased	—	—	—	—	—	—
Units forfeited	(9,000)	2.32	(35,510)	2.91	—	—

Balances at December 31, 2022	836,000	$2.32	1,952,330	$4.60	500,765	$25.46